Cover Page Document	May 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Rapid7, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37496
Entity Tax Identification Number	35-2423994
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02114
City Area Code	617
Local Phone Number	247-1717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	RPD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001560327
Amendment Flag	false
Entity Address, Address Line One	120 Causeway Street,